UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

40 Grove Street
Wellesley Square, MA 02482
 (Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman
40 Grove Street
Wellesley Square, MA 02482
(Name and address of agent for service)

800-287-9469
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

	EntrepreneurShares Global Fund
	Schedule of Investments
	March 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 85.41%
	Administrative and Support Services - 4.14%
933	Expedia, Inc.	$55,989
4,100	Flight Centre Ltd. (a)	143,428
3,000	Liquidity Services, Inc. (b)	89,430
930	ManTech International Corp.	24,989
1,299	Portfolio Recovery Associates, Inc. (b)	164,869
27,000	Seek Ltd. (a)	283,921
2,854	The Geo Group, Inc.	107,368
933	TripAdvisor, Inc. (a)(b)	49,001
		918,995

	Ambulatory Health Care Services - 0.31%
778	MEDNAX, Inc. (b)	69,732
	Amusement, Gambling, and Recreation Industries - 1.81%
5,998	Las Vegas Sands Corp.	337,987
518	Wynn Resorts Ltd.	64,833
		402,820

	Apparel Manufacturing - 1.46%
2,970	Guess?, Inc.	73,745
1,000	Lululemon Athletica, Inc. (b)	62,350
2,688	Under Armour, Inc. (b)	137,626
2,198	Zumiez, Inc. (b)	50,334
		324,055

	Broadcasting (except Internet) - 1.33%
25,000	CTC Media, Inc. (a)	294,750
	Building Material and Garden Equipment and Supplies Dealers - 1.19%
9,525	Titan Machinery, Inc. (b)	264,319
	Chemical Manufacturing - 7.32%
1,656	Alexion Pharmaceuticals, Inc. (b)	152,584
6,300	Galapagos NV (a)(b)	154,003
66,000	Indorama Ventures PCL (a)	51,385
11,183	Inter Parfums, Inc. (a)	273,201
3,000	Jazz Pharmaceuticals PLC (b)	167,730
4,558	LSB Industries, Inc. (b)	158,527
4,105	Optimer Pharmaceuticals, Inc. (b)	48,849
528	Regeneron Pharmaceuticals, Inc. (b)	93,139
6,200	Rigel Pharmaceuticals, Inc. (b)	42,098
3,952	Seattle Genetics, Inc. (b)	140,336
3,525	Theravance, Inc. (b)	83,260
4,288	United Therapeutics Corp. (b)	261,011
		1,626,123

	Clothing and Clothing Accessories Stores - 2.24%
1,026	Blue Nile, Inc. (b)	35,346
800	LVMH Moet Hennessy Louis Vuitton SA (a)	137,312
15,000	SuperGroup PLC (a)(b)	138,346
2,830	The Finish Line, Inc.	55,440
3,916	The Men's Wearhouse, Inc.	130,873
		497,317

	Computer and Electronic Product Manufacturing - 8.04%
9,000	Axis Communications AB (a)	234,096
1,327	Cabot Microelectronics Corp. (a)(b)	46,113
71	CSR PLC -ADR	2,070
3,578	Cypress Semiconductor Corp.	39,465
4,159	IPG Photonics Corp.	276,199
5,702	Ituran Location and Control Ltd. (a)	89,236
5,370	IXYS Corp. (a)	51,498
2,073	Microchip Technology, Inc.	76,204
5,000	Mindray Medical International Ltd. -ADR	199,700
1,910	National Instruments Corp.	62,553
1,000	Nidec Corp. (a)	59,702
8,000	Parrot SA (a)(b)	246,834
11,500	Spreadtrum Communications, Inc. -ADR	235,865
4,074	STEC, Inc. (b)	18,007
1,991	Stratasys Ltd. (b)	147,772
		1,785,314

	Construction of Buildings - 0.80%
25,000	Africa Israel Investment Ltd. (a)(b)	63,265
16,000	Direcional Engenharia SA (a)	114,255
		177,520

	Credit Intermediation and Related Activities - 1.43%
5,084	Capital One Financial Corp.	279,366
318	Credit Acceptance Corp. (b)	38,840
		318,206

	Data Processing, Hosting and Related Services - 3.26%
11,762	Acme Packet, Inc. (b)	343,686
1,192	CoStar Group, Inc. (b)	130,476
4,690	ExlService Holdings, Inc. (b)	154,207
6,442	Riverbed Technology, Inc. (a)(b)	96,050
		724,419

	Educational Services - 0.22%
2,063	K12, Inc. (b)	49,739
	Electrical Equipment, Appliance, and Component Manufacturing - 2.73%
20,000	Alpha & Omega Semiconductor Ltd. (a)(b)	177,600
11,193	iRobot Corp. (b)	287,212
17,884	Taser International, Inc. (b)	142,178
		606,990

	Fabricated Metal Product Manufacturing - 1.24%
4,577	B/E Aerospace, Inc. (b)	275,947

	Food Manufacturing - 3.78%
150,000	Charoen Pokphand Foods PCL (a)	169,029
200,000	Golden Agri-Resources Ltd. (a)	93,522
2,261	J&J Snack Foods Corp.	173,848
10,000	MHP SA (a)(b)	177,500
2,664	The Hain Celestial Group, Inc. (b)	162,717
22,500	Wilmar International Ltd. (a)	62,583
		839,199

	Food Services and Drinking Places - 2.90%
364	Chipotle Mexican Grill, Inc. (b)	118,617
545	Panera Bread Co. (b)	90,056
3,451	Papa John's International, Inc. (b)	213,341
1,659	Starbucks Corp.	94,496
6,280	Texas Roadhouse, Inc.	126,793
		643,303

	General Merchandise Stores - 1.23%
10,000	SM Investments Corp. (a)	273,217
	Health and Personal Care Stores - 0.62%
77,000	China Shineway Pharmaceutical Group Ltd. (a)	138,277
	Hospitals - 0.28%
1,410	IPC The Hospitalist Co., Inc. (b)	62,717
	Insurance Carriers and Related Activities - 1.42%
5,982	Meadowbrook Insurance Group, Inc.	42,173
1,020	Mercury General Corp.	38,689
2,923	Molina Healthcare, Inc. (b)	90,233
2,333	National Interstate Corp.	69,943
1,265	The Navigators Group, Inc. (b)	74,319
		315,357

	Internet Publishing and Broadcasting and Web Search Portals - 0.34%
22,200	QSC AG (a)	74,387
	Machinery Manufacturing - 1.29%
13,000	Fabrinet (a)(b)	189,930
5,696	II-VI, Inc. (b)	97,060
		286,990

	Merchant Wholesalers, Nondurable Goods - 1.86%
76,000	Chow Sang Sang Holdings International Ltd. (a)	224,205
1,200	Inditex SA (a)	159,053
36,000	Ports Design Ltd. (a)	30,098
		413,356

	Mining (except Oil and Gas) - 1.74%
10,000	Antofagasta PLC (a)	149,515
100,000	DMCI Holdings, Inc. (a)	134,771
27,000	Eurasian Natural Resources Corp. PLC (a)	100,963
		385,249

	Miscellaneous Manufacturing - 4.88%
1,350	BioMerieux SA (a)	127,313
2,500	Cochlear Ltd. (a)	177,125
3,750	Coloplast A/S (a)	201,736
1,441	ICU Medical, Inc. (b)	84,947
259	Intuitive Surgical, Inc. (b)	127,218
2,847	JAKKS Pacific, Inc.	29,865
12,000	Renishaw PLC (a)	335,131
		1,083,335

	Motion Picture and Sound Recording Industries - 0.46%
535	Netflix, Inc. (b)	101,334
	Motor Vehicle and Parts Dealers - 0.57%
5,702	Sonic Automotive, Inc.	126,356
	Nonstore Retailers - 2.23%
3,147	eBay, Inc. (a)(b)	170,630
1,650	MercadoLibre, Inc. (a)	159,324
3,318	Sohu.com, Inc. (a)(b)	164,606
		494,560

	Oil and Gas Extraction - 0.17%
954	Contango Oil & Gas Co.	38,246
	Other Information Services - 1.80%
207	Google, Inc. (b)	164,364
11,024	Travelzoo, Inc. (b)	235,583
		399,947

	Personal and Laundry Services - 1.01%
6,000	Natura Cosmeticos SA (a)	144,392
4,780	Service Corp. International	79,969
		224,361

	Pipeline Transportation - 0.23%
1,239	Copano Energy LLC	50,204
	Primary Metal Manufacturing - 1.38%
25,000	Cia Siderurgica Nacional SA (b)	112,953
30,000	MMX Mineracao e Metalicos SA (a)(b)	33,255
7,500	Novolipetsk Steel OJSC (b)	118,275
2,597	Steel Dynamics, Inc.	41,215
		305,698

	Professional, Scientific, and Technical Services - 9.85%
2,986	comScore, Inc. (b)	50,105
12,000	iGATE Corp. (a)(b)	225,720
5,000	JCDecaux SA (a)	137,030
3,328	Netscout Systems, Inc. (b)	81,769
1,900	PAREXEL International Corp. (a)(b)	75,069
15,000	Park24 Co. Ltd. (a)	293,196
1,141	Solera Holdings, Inc. (a)	66,555
3,105	Sourcefire, Inc. (b)	183,909
3,888	SYKES Enterprises, Inc. (b)	62,053
10,447	Synchronoss Technologies, Inc. (b)	324,170
1,111	Syntel, Inc.	75,015
3,708	VeriSign, Inc. (a)(b)	175,314

8,468	Virtusa Corp. (b)	201,200
5,084	VistaPrint NV (a)(b)	196,547
2,727	Vocus, Inc. (a)(b)	38,587
		2,186,239

	Publishing Industries (except Internet) - 1.34%
1,041	Concur Technologies, Inc. (b)	71,475
1,971	Synopsys, Inc. (a)(b)	70,720
1,493	Ultimate Software Group, Inc. (b)	155,511
		297,706

	Real Estate - 1.40%
50,000	Hopewell Holdings Ltd. (a)	202,575
26,000	MRV Engenharia e Participacoes SA (a)	108,336
		310,911

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.35%
3,411	Cohen & Steers, Inc.	123,035
1,628	Evercore Partners, Inc. (a)	67,725
1,698	Federated Investors, Inc.	40,192
3,500	Lundbergforetagen AB (a)	139,322
950	Morningstar, Inc.	66,424
750	Partners Group Holding AG (a)	185,110
15,970	The Charles Schwab Corp.	282,509
1,358	Westwood Holdings Group, Inc.	60,336
		964,653

	Support Activities for Mining - 0.88%
13,819	W&T Offshore, Inc.	196,230
	Telecommunications - 0.19%
2,581	Oplink Communications, Inc. (a)(b)	42,329
	Transportation Equipment Manufacturing - 0.44%
2,592	Tesla Motors, Inc. (b)	98,211
	Utilities - 0.33%
818	ITC Holdings Corp.	73,015
	Waste Management and Remediation Services - 0.43%
1,636	Clean Harbors, Inc. (b)	95,035
	Water Transportation - 0.49%
2,322	Hornbeck Offshore Services, Inc. (b)	107,880
	TOTAL COMMON STOCKS (Cost $16,334,108)	18,964,548

	CLOSED-ENDED MUTUAL FUNDS - 0.71%
	Funds, Trusts, and Other Financial Vehicles - 0.47%
2,890	Ares Capital Corp.	52,309
4,499	PennantPark Investment Corp.	50,794
		103,103
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.24%
4,396	Hercules Technology Growth Capital, Inc.	53,851
	TOTAL CLOSED-ENDED MUTUAL FUNDS (Cost $144,004)	156,954

		REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.26%
		Real Estate - 1.26%
9,156		DuPont Fabros Technology, Inc.	222,216
1,037		Equity Residential	57,097
		TOTAL REITS (Cost $271,150)	279,313

		SHORT-TERM INVESTMENTS - 12.69%
2,818,581		First American Treasury Obligations Fund, 0.00% (c)	2,818,581
		TOTAL SHORT-TERM INVESTMENTS (Cost $2,818,581)	2,818,581

		Total Investments (Cost ($19,567,843) - 100.07%	22,219,396
		Liabilities in Excess of Other Assets - (0.07)%	(15,493)
		TOTAL NET ASSETS - 100.00%	$22,203,903

		Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt
	(a)	Global security, as defined in the Fund's prospectus.
	(b)	Non-income producing security.
	(c)	Variable rate security. The rate listed is as of March 31, 2013.

	The accompanying footnotes are an integral part of this Schedule of Investments.

1) Fair Valuation Pricing Inputs (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follow:

Level 1 -	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 -	Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
Level 3 -	Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes "observable" requires significant judgment by the Fund.  The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.  The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund's perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-ended mutual funds, and certain money market securities.  Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2.  Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.  The table below is a summary of inputs used to value the Fund's investments as of March 31, 2013.

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stock*	$18,964,548	$18,964,548	$-	$-
Total Real Estate Investment Trusts*	279,313	279,313	-	-
Total Closed-Ended Mutual Funds*	156,954	156,954	-	-
Total Money Market Funds	2,818,581	2,818,581	-	-
Total Investments	$22,219,396	$22,219,396	$-	$-

* For further information regarding security characteristics, please see the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended March 31, 2013.  There were no transfers of securities between levels during the period ended March 31, 2013.  Transfers between levels are recognized at the end of the reporting period.  The Fund did not hold any derivate securities during the period.

2) Federal Tax Information (Unaudited)

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows**:

Cost of investments	$19,567,843
Gross unrealized appreciation	4,576,901
Gross unrealized depreciation	(1,925,348)
Net unrealized appreciation	$2,651,553

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous years federal income tax information, please refer to the Notes to the Financial
Statements section of the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EntrepreneurShares Series Trust

By (Signature and Title) /s/ Dr. Joel M. Shulman
                                           Dr. Joel M. Shulman, President

Date  April 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Dr. Joel M. Shulman
                                             Dr. Joel M. Shulman, President

Date  April 30, 2013

By (Signature and Title)* /s/ David Cragg
                                             David Cragg, Treasurer

Date  April 30, 2013

* Print the name and title of each signing officer under his or her signature.